Information on how numbers were calculated	12 Months Ended
Dec. 31, 2018
Information On How Numbers Were Calculated
Information on how numbers were calculated

(a) Material profit or loss items

1.       Research and development expenses

Research and development increased compared to the prior year due to the Company’s expanded activities in the area of clinical studies and manufacturing. The items below drive research and development expenses.

	2016	2017	2018
	(in thousands of €)
Research and development expenses
Third-party services	3,757	8,856	15,909
manufacturing	—*	5,559	4,829
clinical, pre-clinical	—*	3,297	11,080
Personnel expenses	1,293	4,681	8,037
stock-based compensation expense	302	3,071	5,256
Legal and consulting fees	95	643	421
Other expenses	132	235	661
Total	5,278	14,415	25,028

* Detailed cost accounting was introduced in 2017.

2.       General and administrative expenses

General and administrative expenses include the items below. Compared to the prior year the increase is mainly caused by higher personnel expenses, as well as expansion of the Company’s business activities and the expense of operating as a public company in the United States.

	2016	2017	2018
	(in thousands of €)
General and administrative expenses
Personnel expenses	1,134	2,948	9,147
stock-based compensation expense	566	1,479	6,828
Legal and consulting fees	394	1,478	2,020
Other expenses	316	712	1,619
Total	1,844	5,138	12,787

3.       Employee benefits

The following table shows the items of employee benefits:

	2016	2017	2018
	(in thousands of €)
Employee benefits
Wages and salaries	1,467	2,897	4,501
Social Security contributions*	126	182	350
Stock-based compensation expense	868	4,550	12,085
Other	—	—	248
Total	2,462	7,629	17,184

* Employer's share of social security contributions

The number of employees rose from 20.0 FTE (full time equivalents) at the end of 2017 to 36.8 FTE at the end of 2018 (numbers as of balance sheet date, not an average number).

4.       Net Financial Result

The net financial result is comprised of the following items:

	2016	2017	2018
	(in thousands of €)
Finance income
Foreign exchange income	—	—	8,250
Interest income	—	130	2,183
Other	1	—	-
Total	1	130	10,433
Finance costs
Foreign exchange expense	3	2,358	2,624
Other	2,046	2,565	107
Total	2,049	4,923	2,731
Net financial result	(2,048)	(4,793)	7,702

Foreign exchange income and expense is mainly derived from the translation of the Company’s U.S. dollar cash, cash equivalents and marketable securities. These funds are translated at the exchange rates prevailing on the reporting date. Any resulting translation differences are recognized in profit and loss. These gains (€ 8,250 thousand in 2018, € nil for 2017 and 2016) and losses (€ 2,624 thousand in 2018, respectively € 2,358 thousand for 2017 and €3 thousand for 2016) are caused by the exchange rates on the reporting dates, and may not ultimately be realized. Any such gains or losses ultimately will be realized when U.S. dollar funds are used for R&D expenses or other activities.

On the reporting date, assets and liabilities are translated at the closing rate. Any foreign exchange rate differences derived from these translations are recognized in the consolidated statement of profit or loss as part of finance income.

Other finance cost in 2017 and 2016 was mainly driven by interest expense for preferred shares (€2,229 thousand, €1,836 thousand respectively).

(b) Income tax expense

InflaRx N.V. and its German subsidiary InflaRx GmbH are subject to corporate taxes, a solidarity surcharge and trade taxes. In prior years as well as in 2017 and 2018 the Group did not incur any income tax. Taxes paid were reimbursed after annual tax declaration.

In Germany, the Group has the following tax carry forwards:

	December 31, 2017	December 31, 2018
	(in thousands of €)
InflaRx N.V.	7,923	33,571
InflaRx GmbH	34,787	34,787

Since January 1, 2018 InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement.

German tax loss carried forwards are available indefinitely for offsetting against future taxable profits. Tax losses of InflaRx GmbH are frozen from 2018 onwards due to the tax Group with InflaRx N.V. Future losses of InflaRx GmbH will be transferred to InflaRx N.V. Losses at the level of InflaRx N.V. can be offset in future years considering rules extinguishing tax losses and minimum taxation rules.

The Group recognizes deferred tax assets arising from tax loss carried forwards only to the extent that the Group has sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized. As of December 31, 2018 and 2017, management’s judgment is that such convincing evidence is currently not sufficiently available and a deferred tax asset is therefore not recognized.

The table below shows a reconciliation between current income taxes recognized in profit or loss and the product of loss before tax multiplied by the Company's applicable tax rate. The applicable tax rate is composed of 15% corporate income tax and 0.8% solidarity surcharge plus 13.4% trade tax (trade tax is the sum of the Company`s two German locations, 8.2 percentage points must be paid in Jena and 5.2 percentage points in Planegg respectively; the split between Jena and Planegg is based on salary costs, therefore the tax rate decreased as the Company hired new personnel in Planegg):

	2016	2017	2018
	(in thousands of €)
InflaRx
Loss before taxes	(8,939)	(24,238)	(29,815)
Tax rate	30.5%	31.2%	29.2%
Tax benefits at tax rate	2,729	7,560	8,715
Tax losses for which no deferred tax asset was recognized	(2,729)	(7,560)	(8,715)
Income taxes	—	—	—

(c) Other non-financial assets

	December 31, 2017	December 31, 2018
	(in thousands of €)
Current other assets
Prepaid expense	504	1,047
Other	192	542
Total	696	1,589

Prepaid expense mainly consists of accrued insurance expense for D&O and insurance expenses together with the placement of shares in May 2018.

(d) Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits, held by the Group as at December 31, 2018 and December 31, 2017:

	December 31, 2017	December 31, 2018
	(in thousands of €)
Financial assets at amortized cost
Non-current financial assets	20	207
Current financial assets	0	101,184
Financial liabilities at amortized cost
Trade and other payables	(4,469)	(6,657)

The fair value of current and non-current financial assets (primarily quoted debt securities with, credit ratings ranging from AA- to AAA) amounted to €100,723 thousand (level 1). The Group’s debt instruments at amortized cost comprised solely of quoted securities that are graded in the top investment category (AA- to AAA) by credit rating agencies such as S&P Global and, therefore, are considered low credit risk investments. Based on statistical historical probabilities of default, adjusted for forward-looking factors specific to the debtors and the economic environment, the Group believes that the expected credit losses for these debt instruments are immaterial. Furthermore, since acquisition of these debt securities, their credit ratings have remained stable.

(e) Equity

1.       Issue of share capital

On May 8, 2018, a public offering of common shares was completed pursuant to which the Company sold an aggregate of 1,850,000 common shares with a nominal value of €0.12 per share, resulting in gross proceeds from the sale of common shares of €53.0 million. Directly attributable transaction costs of €3.8 million were incurred and paid in connection with the sale of these common shares and deducted from capital reserves.

2.       Shares Outstanding

As of December 31, 2018, following the public offering in May 2018 and the exercise of stock options in the third and fourth quarters, the issued capital of the Company is divided into 25,964,379 common shares. Refer to ‘Consolidated Statements of Changes in Shareholders’ Equity for the Years Ended December 31, 2018, 2017 and 2016’.

(f) Cash and cash equivalents information

	December 31, 2017	December 31, 2018
	(in thousands of €)
Short-term deposits
Deposits held in U.S. dollars	81,229	32,919
Deposits held in euro	38,876	—
Total	120,105	32,919
Cash at banks
Money held in euro	2,842	21,720
Money held in U.S. dollars	335	748
Total	3,177	22,468
Total cash and cash equivalents	123,282	55,386